Stockholders' Equity (Summary of Warrants Outstanding) (Details)	9 Months Ended
Sep. 30, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	1,854,262
Exercise Price 1505.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	2,980
Exercise Price | $ / shares	$ 1,505.00
Warrant Expiration Date	Mar. 16, 2020
Exercise Price 567.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	2,246
Exercise Price | $ / shares	$ 567.00
Warrant Expiration Date	Mar. 31, 2021
Exercise Price 21.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	597,881
Exercise Price | $ / shares	$ 21.00
Warrant Expiration Date	May 10, 2022
Exercise Price 5.60 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	1,249,955
Exercise Price | $ / shares	$ 5.60
Warrant Expiration Date	Oct. 16, 2023
Exercise Price 1680.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	1,200
Exercise Price | $ / shares	$ 1,680.00